Common Stock and Capital Surplus (Narrative) (Detail) - JPY (¥) ¥ in Millions			1 Months Ended
	Nov. 14, 2017	May 15, 2017	Dec. 22, 2017	Jun. 21, 2017	Dec. 22, 2016	Jun. 13, 2016	Dec. 08, 2015	Jun. 16, 2015	Mar. 31, 2018	Nov. 14, 2016	May 16, 2016	Nov. 13, 2015	May 15, 2015
Common Stock [Member]
Treasury Stock:
Number of own shares repurchased			127,666,900	141,158,900	142,238,800	190,614,800	121,703,700	111,151,800
Approximate repurchase amount in aggregate of own shares based on the discretionary dealing contract			¥ 100,000	¥ 100,000	¥ 100,000	¥ 100,000	¥ 100,000	¥ 100,000
Percentage of shares allowed for repurchase over total number of outstanding shares	1.50%	1.49%								1.69%	1.67%	1.01%	1.14%
Date of own shares cancelled	Jan. 22, 2018	Jul. 20, 2017
Common Stock [Member] | Maximum [Member]
Treasury Stock:
Aggregated Number of shares allowed for repurchase	200,000,000	200,000,000								230,000,000	230,000,000	140,000,000	160,000,000
Aggregate amount of shares allowed for repurchase	¥ 100,000	¥ 100,000								¥ 100,000	¥ 100,000	¥ 100,000	¥ 100,000
Companies Act [Member] | Minimum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account									50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991									5.00%
Companies Act [Member] | Maximum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991									10.00%
BK and TB [Member] | Companies Act [Member] | Common Stock [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991									¥ 1,910,106
BK and TB [Member] | Companies Act [Member] | Unappropriated Retained Earnings [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991									¥ (1,910,106)